Income Tax - Summary of Income Before Income Taxes (Details) - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss before taxes on income	$ 1,000	$ (10,361,129)		$ 27,225,838
Groop Internet Platform Inc [Member]
Domestic					$ 22,415,000	$ 29,127,000
Foreign					(69,000)	(49,000)
Loss before taxes on income		$ 12,730,000	$ 7,897,000		$ 22,346,000	$ 29,078,000